Nature of Operations and Basis of Presentation (Details)	6 Months Ended
Jun. 30, 2018 mi trains
Sabine Pass LNG Terminal [Member]
Nature of Operations and Basis of Presentation [Line Items]
Number of Liquefaction LNG Trains | trains	6
CTPL [Member]
Nature of Operations and Basis of Presentation [Line Items]
Length Of Natural Gas Pipeline | mi	94